Other notes to the accounts - Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Executive officers (including Non-Executive Directors)
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 23	$ 22	$ 21
Share-based payments expense	15	10	9
Pension and post-employment benefit entitlements	2	1	1
Total remunerations	40	33	31
Trading transactions - not been disclosed elsewhere in the financial statements
Disclosure of transactions between related parties [line items]
Transaction amount	$ 0	$ 0	$ 0